Schedule of consolidated financial statement (Details) (Parenthetical) - SGD ($)	Apr. 19, 2022	Apr. 15, 2022	Mar. 01, 2022	Mar. 31, 2023	Dec. 31, 2022	Aug. 03, 2021
Singapore Emergency Medical Assistance Private Limited [Member]
Ownership percentage			100.00%	100.00%	100.00%	100.00%
Consideration			$ 1.0
KR Digital Pte Ltd [Member]
Ownership percentage	100.00%	100.00%		100.00%	100.00%
KR Digital Pte Ltd [Member] | Chief Executive Officer [Member]
Consideration	$ 1	$ 1